RESERVES (Details) - CNY (¥) ¥ in Millions				12 Months Ended
	Sep. 17, 2019	Sep. 12, 2018	Jun. 04, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year				¥ 596,213
Profit attributable to ordinary shareholders of the Company				57,465	¥ 61,618	¥ 51,244
Final dividend inspect of the previous year, approved and paid during the year (Note (e))			¥ (48,428)	(31,479)	(48,428)	(20,582)
Interim dividend (Note (f))	¥ (14,529)	¥ (19,371)		(14,529)	(19,371)	(12,107)
Transaction with non-controlling interests					(311)	711
Amounts transferred to initial carrying amount of hedged items				1,093	5,269
Other comprehensive income				5,580	(6,624)	(4,376)
Others				96	(371)	92
Balance at end of year				617,079	596,213
Capital reserve
Transaction with non-controlling interests				2,933	(12)	(13)
Others				7	(261)	49
Statutory surplus reserve
Appropriation				3,745	3,996	3,042
Other reserves
Change in accounting policy						(12)
Amounts transferred to initial carrying amount of hedged items				1,038	5,269
Other comprehensive income				5,415	(7,618)	(3,481)
Others				(35)	818	123
Retained earnings
Change in accounting policy						12
Final dividend inspect of the previous year, approved and paid during the year (Note (e))				(31,479)	(48,428)	(20,582)
Interim dividend (Note (f))				(14,529)	(19,371)	(12,107)
Appropriation				(3,745)	(3,996)	(3,042)
Others				51	(851)	(107)
The Company
Balance at beginning of year				596,213
Balance at end of year				617,079	596,213
The Company | Capital reserve
Balance at beginning of year				26,053	26,326
Transaction with non-controlling interests				2,933	(12)
Others				7	(261)
Balance at end of year				28,993	26,053	26,326
The Company | Share premium
Balance at beginning of year				55,850	55,850
Balance at end of year				55,850	55,850	55,850
The Company | Statutory surplus reserve
Balance at beginning of year				86,678	82,682
Appropriation				3,745	3,996	3,042
Balance at end of year				90,423	86,678	82,682
The Company | Discretionary surplus reserve
Balance at beginning of year				117,000	117,000
Balance at end of year				117,000	117,000	117,000
The Company | Other reserves
Change in accounting policy					(12)
Balance at beginning of year				(4,477)
Balance as of January 1					(4,477)	(2,946)
Amounts transferred to initial carrying amount of hedged items				1,038	5,269
Other comprehensive income				5,415	(7,618)
Others				(35)	818
Balance at end of year				1,941	(4,477)
The Company | Retained earnings
Change in accounting policy					12
Balance at beginning of year				315,109
Balance as of January 1					315,109	¥ 326,137
Profit attributable to ordinary shareholders of the Company				57,465	61,618
Final dividend inspect of the previous year, approved and paid during the year (Note (e))				(31,479)	(48,428)
Interim dividend (Note (f))				(14,529)	(19,371)
Appropriation				(3,745)	(3,996)
Others				51	(851)
Balance at end of year				¥ 322,872	¥ 315,109